Basis of Presentation and General Information - Description of Amounts Paid or Deemed by the Partnership and CMTC (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Paid or deemed paid	$ 174,400		$ 24,000
Paid or deemed paid	$ 279,783		$ 0	$ 0
From the Partnership to CMTC [Member]
Related Party Transaction [Line Items]
Paid or deemed paid		$ 454,183
From the Partnership to CMTC [Member] | Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement [Member] | 10% deposit on the Initial Vessels [Member]
Related Party Transaction [Line Items]
Paid or deemed paid		174,400
From the Partnership to CMTC [Member] | Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement [Member] | Payment for the Remaining Vessels [Member]
Related Party Transaction [Line Items]
Paid or deemed paid		138,100
From the Partnership to CMTC [Member] | Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement [Member] | Part of purchase price of LNG/C Amore Mio I [Member]
Related Party Transaction [Line Items]
Paid or deemed paid		141,683
From CMTC to the Partnership [Member]
Related Party Transaction [Line Items]
Paid or deemed paid		493,645
From CMTC to the Partnership [Member] | Netted against the total amount due from the Partnership [Member]
Related Party Transaction [Line Items]
Paid or deemed paid		454,183
From CMTC to the Partnership [Member] | Cash settlement [Member]
Related Party Transaction [Line Items]
Paid or deemed paid		$ 39,462